111 Huntington Ave., Boston, Massachusetts 02199
Phone 617-954-5000

                                                             October 3, 2023

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:
MFS® Series Trust X (the “Trust”) (File Nos. 33-1657 and 811-4492) on behalf of MFS® Aggressive Growth Allocation Fund, MFS® Blended Research® Growth Equity Fund, MFS® Blended Research® Mid Cap Equity Fund, MFS® Blended Research® Small Cap Equity Fund, MFS® Blended Research® Value Equity Fund, MFS® Conservative Allocation Fund, MFS® Emerging Markets Equity Fund, MFS® Growth Allocation Fund, MFS® International Diversification Fund, MFS® International Growth Fund, MFS® International Intrinsic Value Fund, MFS® International Large Cap Value Fund, MFS® Managed Wealth Fund, and MFS® Moderate Allocation Fund (the "Funds")

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter, on behalf of the Trust, as certification that the Prospectuses and the combined Statement of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 175 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed electronically on September 27, 2023.

Please call the undersigned at (617) 954-5655 or Antoine del Alamo at (617) 954-4586 with any questions you may have.

                                 Very truly yours,

                           WILLIAM B. WILSON
                            William B. Wilson
                            Assistant Vice President and Senior Counsel

WBW/ada